Junior Subordinated Debentures (FY) (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Oct. 16, 2014	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 17, 2004
Debt Instrument [Abstract]
Junior subordinated debentures		$ 3,570		$ 4,335	$ 5,100
Payment of principal amount		$ 765	$ 510	$ 765	$ 0
Floating Rate Junior Subordinated Debentures [Member]
Debt Instrument [Abstract]
Junior subordinated debentures	$ 5,100
Basis spread term				3 months
Effective interest rate percentage on debentures		2.79%		4.44%
Payment of principal amount	$ 900
Debt instrument, maturity date		Mar. 17, 2024		Mar. 17, 2024
Scheduled principal paid		$ 1,500		$ 765
Scheduled Principal Repayments [Abstract]
2020				1,020
2021				1,020
2022				1,020
2023				1,020
2024				255
Total				$ 4,335
Floating Rate Junior Subordinated Debentures [Member] | 3-Month LIBOR [Member]
Debt Instrument [Abstract]
Basis spread		2.54%		2.54%
Private Placement [Member] | Floating Rate Junior Subordinated Debentures [Member]
Debt Instrument [Abstract]
Junior subordinated debentures						$ 6,000